Accounts Receivable - Trade, Net (Details) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2021	Dec. 31, 2020	Dec. 31, 2019
Disclosure of trade and other receivables [text block] [Abstract]
Recorded debt write-off amount	$ 48	$ 62	$ 29